CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 64,668	$ 55,222
Restricted cash	2,858	9,766
Bank deposits	18,083	34,002
Accounts receivable, net	68,335	70,442
Prepaid expenses and other current assets	7,689	7,125
Total current assets	161,633	176,557
Deferred tax assets, net	1,223	1,575
Investments	277	257
Deposits with customers	1,454	2,564
Restricted cash	1,795	2,037
Property and equipment, net	4,666	5,194
Operating lease right of use assets	13,138	7,398
Goodwill	633	668
Other assets	963	846
Total assets	185,782	197,096
CURRENT LIABILITIES:
Financial institutions payable	3,181	209
Accounts payable	6,716	6,601
Accrued expenses and other current liabilities	50,815	52,470
Value added tax (VAT) payable	9,138	10,759
Income tax and other taxes payable	4,464	6,652
Operating lease liabilities, current	4,876	3,804
Total current liabilities	79,190	80,495
Operating lease liabilities, non-current	8,296	3,645
Other liabilities	13,966	22,038
Total liabilities	101,452	106,178
COMMITMENTS AND CONTINGENCIES
REDEEMABLE NON-CONTROLLING INTERESTS	90,737	93,521
SHAREHOLDERS' DEFICIT:
Common stock, €0.01 and €0.45 par value as of December 31, 2024 and 2023; 150,000,000 shares authorized as of December 31, 2024 and 2023. 37,433,333 shares issued and outstanding as of December 31, 2024 and 2023.	426	19,186
Additional paid-in capital	38,600	17,818
Accumulated deficit	(35,672)	(31,440)
Accumulated other comprehensive loss	(8,367)	(8,117)
Treasury shares	(1,518)	(1,518)
Non-controlling interests in subsidiaries	124	1,468
Total shareholders' deficit	(6,407)	(2,603)
Total liabilities and shareholders' deficit	$ 185,782	$ 197,096